SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying combined/consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The combined/consolidated financial statements include the accounts of PACS Group, and its consolidated subsidiaries, or the Company as defined above. All intercompany transactions and balances have been eliminated in consolidation. The Company presents noncontrolling interests within the equity section of its combined/consolidated balance sheets and the amount of combined/consolidated income that is attributable to the Company and the noncontrolling interest in its combined/consolidated statements of income.
Use of Estimates
The preparation of the combined/consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined/consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The most significant estimates in the Company’s financial statements relate to revenue, acquired property, right-of-use assets, lease liabilities, impairment of long-lived assets, and general and professional liabilities included in accrued self-insurance liabilities. Actual results could differ from estimated amounts.
Restricted Cash, Cash and Cash Equivalents
Cash and cash equivalents consist of cash and short-term investments with original maturities of three months or less at the time of purchase and therefore approximate fair value. The Company considers highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company maintains its cash and short-term investment balances in several high-credit quality financial institutions.
Included in restricted cash are funds held for PLGL and, prior to 2023, workers’ compensation (WC) claims. Funds held in restricted cash are contractually obligated to be segregated from the Company’s other cash accounts and are legally restricted for the use of funding WC and PLGL claims.
At any point in time the Company has funds in operating accounts and restricted cash accounts that are with third-party financial institutions. While management monitors the cash balances in operating accounts, these cash and restricted cash balances could be impacted if the underlying financial institutions fail or could be subject to other adverse conditions in the financial markets.
The following is a reconciliation of cash and cash equivalents on the combined/consolidated balance sheets to total cash, cash equivalents, and restricted cash on the combined/consolidated statement of cash flows as of December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$73,416	$58,269	$31,962
Restricted cash (included in prepaid expenses and other current assets)	4,977	7,847	5,700
Restricted cash (included in other assets)	40,311	32,090	30,900
Total cash, cash equivalents, and restricted cash	$118,704	$98,206	$68,562
Cash in Excess of FDIC Limits
The Company currently has bank deposits with financial institutions in the U.S. that exceed FDIC insurance limits. FDIC insurance provides protection for bank deposits up to $250,000. The Company has not experienced any losses in such amounts.
Insurance Subsidiary Deposits and Investments
The Company's captive insurance subsidiary cash and cash equivalents, deposits and investments are designated to support long-term insurance subsidiary liabilities and have been classified as short-term and long-term assets based on the timing of expected future payments of the Company's captive insurance liabilities.
Patient and Resident Service Revenue
Patient and resident service revenue is derived from services rendered, under short-term contracts, to patients for skilled and intermediate nursing, rehabilitation therapy, and assisted living services. Patient and resident service revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for providing patient services. These amounts are due from patients, governmental programs, and other third-party payors, and include variable consideration for retroactive revenue adjustments due to settlement of audits, reviews, and investigations.
The Company recognizes revenue as its performance obligations are completed. Routine services are treated as a single performance obligation satisfied over time as services are rendered. These routine services represent a bundle of services that are not capable of being distinct. The performance obligations are satisfied over time as the patient simultaneously receives and consumes the benefits of the healthcare services provided. Additionally, there may be ancillary services which are not included in the daily rates for routine services, but instead are treated as separate performance obligations satisfied at a point in time when those services are rendered.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable consist primarily of amounts due from Medicare and Medicaid, managed care health plans and private payor sources, net of estimates for variable consideration. At December 31, 2023 and 2022, the allowance for doubtful accounts was immaterial to the combined/consolidated financial statements.
The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors. Contractual adjustments are based on contractual agreements and historical experience. The Company considers the patient's ability and intent to pay the amount of consideration upon admission and records an implicit price concession based on historical patient collection experience. The allowance for implicit price concession is routinely evaluated and any subsequent changes are recorded as an adjustment to patient and resident service revenue in the combined/consolidated statements of income. The implicit price concession recorded as a reduction to patient and resident service revenue was $52,078, $33,927 and $13,733 for the years ended December 31, 2023, 2022, and 2021, respectively. As of December 31, 2023 and 2022, the Company has recorded estimated implicit price concessions as a reduction to accounts receivable of $42,171, and $33,988, respectively.
Government Grants
In the absence of specific guidance to account for government grants under U.S. GAAP, the Company has concluded to account for government grants in accordance with International Accounting Standard (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance, and as such, the Company recognizes grant income on a systematic basis in line with the recognition of specific expenses and lost revenues for which the grants are intended to compensate. Additional funding presented on the combined/consolidated statements of income is associated with government grants received through the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). See Note 3 for more details.
Property and Equipment, Net
Property and equipment are stated at historical cost less accumulated depreciation and amortization. Repair and maintenance charges which do not increase the useful lives of the assets are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful life of the property and equipment. The following is a summary of the depreciable lives of the Company’s depreciable assets:
Buildings and improvements - minimum of 5 years to a maximum of 40 years, but generally 30 years
Leasehold improvements - shorter of the lease term or the estimated useful life, generally 5 to 15 years
Furniture and equipment - 3 to 15 years
Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of the lease. Upon sale or retirement, the cost and the related accumulated depreciation and amortization are eliminated from the respective accounts and the resulting gain or loss included in current income.
Leases
The Company leases skilled nursing facilities, assisted living facilities, and commercial office space. The Company determines if an arrangement is a lease (for accounting purposes) at the inception of each lease.
Real estate leases are generally classified as operating leases and therefore the Company records rent expense on a straight-line basis over the term of the lease. The lease term used for straight-line rent expense is calculated from the date the Company is given control of the leased premises through the end of the lease term. Renewals are not assumed in the determination of the lease term unless they are deemed to be reasonably assured at the inception of the lease. The lease term used for this evaluation also provides the basis for establishing depreciable lives for buildings subject to lease and leasehold improvements. The Company has made an accounting policy election to keep leases with an initial term of 12 months or less off of the balance sheets and recognize those lease payments in the combined/consolidated statements of income on a straight-line basis over the lease term. The Company has also elected the practical expedient to not separate lease and non-lease components for all of its leases as the non-lease components are not significant to the overall lease costs.
The Company’s real estate leases generally have initial lease terms of ten years or more and typically include one or more options to renew, with renewal terms that generally extend the lease term for an additional three to twenty years. Exercise of renewal options is generally subject to the satisfaction of certain conditions which vary by contract and generally follow payment terms that are consistent with those in place during the initial term.
Business Combinations
The Company accounts for acquisitions using the acquisition method of accounting in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations (ASC 805). Acquisitions are accounted for as purchases and are included in the combined/consolidated financial statements from their respective acquisition dates. Assets acquired and liabilities assumed, if any, are measured at fair value on the acquisition date. Goodwill generated from acquisitions is recognized for the excess of the purchase price over tangible and identifiable intangible assets. In determining the fair value of identifiable assets, the Company uses various valuation techniques. These valuation methods require management to make estimates and assumptions surrounding projected revenues and costs, future growth, and discount rates.
Goodwill and Other Indefinite-Lived Intangible Assets
Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company assesses goodwill for impairment at least annually on October 1st. The Company will perform an impairment assessment at other times if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value.
When assessing goodwill for impairment the Company may elect to first perform a qualitative assessment to determine if the quantitative impairment test is necessary. If the Company does not perform a qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company performs a quantitative test. The Company recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized would not exceed the total amount of goodwill allocated to the reporting unit.
The Company’s indefinite-lived intangible assets primarily consist of licenses. The Company reviews indefinite-lived intangible assets for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.
The Company may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the Company does not perform the qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount, the Company calculates the estimated fair value of the indefinite-lived intangible asset. If the estimated fair value of the indefinite-lived intangible asset is lower than its carrying amount, an impairment loss is recognized for the difference.
Fair Value Measurements
The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, insurance subsidiary deposits, accounts payable and borrowings.
Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. The three-tiers include: Level 1: observable inputs such as quoted market prices in active markets; Level 2: inputs other than quoted market prices included in Level 1 that are directly or indirectly observable for the asset or liability and Level 3: unobservable inputs for which little or no market data exists, thereby requiring management to develop their own estimates and assumptions.
Impairment of Long-Lived Assets
In accordance with ASC Topic 360, Property, Plant, and Equipment (ASC 360), long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of these assets is determined based upon expected undiscounted future net cash flows from the operating subsidiaries to which the assets relate, utilizing management’s best estimate, appropriate assumptions, and projections at the time. If the expected future cash flow from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized and measured using the fair value of the related assets. The Company did not identify any indicators of impairment of its long-lived assets during the years ended December 31, 2023, 2022, and 2021.
Accrued Risk Reserves
The Company is principally self-insured for risks related to PLGL claims. Additionally, the Company is partially self-insured for risks related to WC policies. Accrued risk reserves primarily represent the accrual for risks associated with WC and PLGL claims. The accrued risk reserves include a liability for unpaid reported claims and estimates for incurred but unreported claims. The Company’s policy with respect to a significant portion of its WC program assumed as part of the Plum acquisitions (this acquisition is discussed further in Note 15), and its PLGL claims is to use an actuary to assist management in estimating the Company’s exposure for claims obligation (for both asserted and unasserted claims). The Company’s retrospective-rated premium WC policy is subject to an annual assessment of the policy premium in relation to the payroll and losses incurred for the policy period. The Company recognizes the WC retrospective policy adjustment as the amount of settlement is determined.
Investments in Joint Ventures
Investments in joint ventures, in which the Company exercises significant influence over operating and financial policies, are accounted for using the equity method of accounting. Under this method, the investment is carried at cost and is adjusted to recognize the investor’s share of earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in the fair value below the cost basis is other than temporary. The fair value of the investment then becomes the new cost basis of the investment, and it is not adjusted for subsequent recoveries in fair value. The Company evaluates its investment in joint ventures, including cost in excess of book value (equity method goodwill) for impairment whenever indicators of impairment exist. No indicators of impairment existed as of December 31, 2023, 2022 and 2021.
Noncontrolling Interest
The Company is the majority-owner in a subsidiary which was formed to develop land, a building, and other assets to be leased to a facility operated by the Company upon completion. The noncontrolling interest in subsidiary is initially recognized at estimated fair value on the contribution date and is presented within total equity in the Company’s combined/consolidated balance sheets since these interests are not redeemable.
Advertising
Advertising costs are expensed as incurred. For the years ended December 31, 2023, 2022, and 2021, advertising expenses included in the Company’s combined/consolidated statements of income were $7,127, $5,414, and $4,870, respectively.
Income Taxes
The Company utilizes ASC Topic 740, Income Taxes (ASC 740), which requires an asset and liability approach for financial accounting and reporting for income taxes. Under this guidance, deferred tax assets and liabilities are determined based upon differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See Note 10 for further discussion of the Company’s accounting for income taxes.
Under ASC 740, tax positions are evaluated for recognition using a more–likely–than–not threshold, and those tax positions requiring recognition are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Liabilities for income tax matters include amounts for income taxes, applicable penalties, and interest thereon and are the result of the potential alternative interpretations of tax laws and the judgmental nature of the timing of recognition of taxable income.
The Company recognizes deferred tax assets (DTAs) to the extent that it believes that the assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. The Company generally expects to fully utilize its DTAs; however, when necessary, the Company records a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
Concentration of Credit Risks
The Company’s credit risks primarily relate to cash and cash equivalents, restricted cash, and accounts receivable. Cash and cash equivalents are primarily held in bank accounts and overnight investments. The Company holds amounts of cash in excess of the FDIC insured limits. Restricted cash is primarily invested in commercial paper and certificates of deposit with financial institutions and other interest-bearing accounts. Accounts receivable consist primarily of amounts due from patients (funded through Medicare, Medicaid, other contractual programs and through private payors) and from other health care companies for management, accounting and other services. The collectability of account receivable balances is dependent on the availability of funds from certain programs that rely on governmental funding, primarily Medicare and Medicaid. The Company’s receivables from Medicare and Medicaid programs accounted for 20% and 36% of total accounts receivable, respectively, at December 31, 2023 and 32% and 21% of total accounts receivable, respectively, at December 31, 2022. These receivables represent the only significant concentration of credit risk for the Company. The Company does not believe there are significant credit risks associated with these governmental programs. The Company performs continual credit evaluations of the Company’s clients and maintains appropriate allowances for doubtful accounts on any accounts receivable proving uncollectible, and continually monitors and adjusts these allowances as necessary.
The Company’s operating subsidiaries, excluding four subsidiaries that exclusively operate assisted living facilities, have all of their skilled nursing beds designated for care of patients under federal Medicare and/or state Medicaid programs. 63% of skilled nursing beds are located in California.
Comprehensive Income
The Company does not have any components of other comprehensive income recorded within its combined/consolidated financial statements and, therefore, does not separately present a statement of comprehensive income in its combined/consolidated financial statements.
Segment Presentation
The Company’s chief operating decision maker (CODM), the Chief Operating Officer, reviews the consolidated results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has only one reportable segment. The Company does not distinguish between markets or regions for the purpose of allocating resources.
Recent Accounting Standards Issued But Not Yet Adopted by the Company
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The standard improves reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit (referred to as the “significant expense principle”). The standard will become effective for the Company for the fiscal year 2024 annual financial statements and interim financial statements thereafter and will be applied retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the combined/consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires the Company to disclose disaggregated jurisdictional and categorical information for the tax rate reconciliation, income taxes paid and other income tax related amounts. The standard will become effective for the Company for the fiscal year 2024 annual financial statements and may be applied prospectively or retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the combined/consolidated financial statements.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying condensed combined/consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The condensed combined/consolidated financial statements include the accounts of PACS Group, and its consolidated subsidiaries, or the Company as defined above. All intercompany transactions and balances have been eliminated in consolidation. The Company presents noncontrolling interests within the equity section of its condensed combined/consolidated balance sheets and the amount of condensed combined/consolidated (loss) income that is attributable to the Company and the noncontrolling interest in its condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
The accompanying condensed combined/consolidated financial statements as of June 30, 2024 and for the three and six months ended June 30, 2024 and 2023 are unaudited. The December 31, 2023 balance sheet data was derived from audited financial statements; however, the accompanying notes to the condensed combined/consolidated financial statements do not include all of the annual disclosures required under GAAP and should be read in conjunction with the audited combined/consolidated financial statements included in the Company’s final prospectus filed with the SEC on April 12, 2024. Management believes that the condensed combined/consolidated financial statements reflect all adjustments which are of a normal and recurring nature necessary to present fairly the Company’s financial position and results of operations in all material respects. The results of operations presented in the condensed combined/consolidated financial statements are not necessarily representative of operations for the entire year.
Use of Estimates
The preparation of the condensed combined/consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed combined/consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The most significant estimates in the Company’s financial statements relate to revenue, acquired property, right-of-use assets, lease liabilities, impairment of long-lived assets, and general and professional liabilities included in accrued self-insurance liabilities. Actual results could differ from estimated amounts.
Restricted Cash, Cash and Cash Equivalents
Cash and cash equivalents consist of cash and short-term investments with original maturities of three months or less at the time of purchase and therefore approximate fair value. The Company considers highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company maintains its cash and short-term investment balances in several high-credit quality financial institutions.
Included in restricted cash are funds held for PLGL claims. Funds held in restricted cash are contractually obligated to be segregated from the Company’s other cash accounts and are legally restricted for the use of funding PLGL claims. See Note 5, “Fair Value Measurement”, for information on the use of restricted cash in other assets to purchase investments in the period.
At any point in time the Company has funds in operating accounts and restricted cash accounts that are with third-party financial institutions. While management monitors the cash balances in operating accounts, these cash and restricted cash balances could be impacted if the underlying financial institutions fail or could be subject to other adverse conditions in the financial markets.
The following presents all cash and cash equivalents and restricted cash on the condensed combined/consolidated balance sheets and reconcile to total cash included the condensed combined/consolidated statements of cash flows as of June 30, 2024, December 31, 2023, June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$73,374	$73,416	$38,164
Restricted cash (included in prepaid expenses and other current assets)	4,480	4,977	7,907
Restricted cash (included in other assets)	—	40,311	34,459
Total cash, cash equivalents, and restricted cash	$77,854	$118,704	$80,530
Cash in Excess of FDIC Limits
The Company currently has bank deposits with financial institutions in the U.S. that exceed FDIC insurance limits. FDIC insurance provides protection for bank deposits up to $250,000. The Company has not experienced any losses in such amounts.
Insurance Subsidiary Deposits and Investments
The Company's captive insurance subsidiary cash and cash equivalents, deposits and investments are designated to support long-term insurance subsidiary liabilities and have been classified as short-term and long-term assets based on the timing of expected future payments of the Company's captive insurance liabilities.
Patient and Resident Service Revenue
Patient and resident service revenue is derived from services rendered, under short-term contracts, to patients for skilled and intermediate nursing, rehabilitation therapy, and assisted living services. Patient and resident service revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for providing patient services. These amounts are due from patients, governmental programs, and other third-party payors, and include variable consideration for retroactive revenue adjustments due to settlement of audits, reviews, and investigations.
The Company recognizes revenue as its performance obligations are completed. Routine services are treated as a single performance obligation satisfied over time as services are rendered. These routine services represent a bundle of services that are not capable of being distinct. The performance obligations are satisfied over time as the patient simultaneously receives and consumes the benefits of the healthcare services provided. Additionally, there may be ancillary services which are not included in the daily rates for routine services, but instead are treated as separate performance obligations satisfied at a point in time when those services are rendered.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable consist primarily of amounts due from Medicare and Medicaid, managed care health plans and private payor sources, net of estimates for variable consideration. At June 30, 2024 and December 31, 2023, the allowance for credit losses was immaterial to the condensed combined/consolidated financial statements.
The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors. Contractual adjustments are based on contractual agreements and historical experience. The Company considers the patient's ability and intent to pay the amount of consideration upon admission and records an implicit price concession based on historical patient collection experience. The allowance for implicit price concession is routinely evaluated and any subsequent changes are recorded as an adjustment to patient and resident service revenue in the condensed combined/consolidated statements of (loss) income and comprehensive (loss) income. The implicit price concession recorded as a reduction to patient and resident service revenue was $21,980 and $11,336 for the three months ended June 30, 2024 and 2023, respectively, and was $42,936, and $22,411 for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, the Company has recorded estimated implicit price concessions as a reduction to accounts receivable of $59,201 and $42,171, respectively.
Property and Equipment, Net
Property and equipment are stated at historical cost less accumulated depreciation and amortization. Repair and maintenance charges which do not increase the useful lives of the assets are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful life of the property and equipment. The following is a summary of the depreciable lives of the Company’s depreciable assets:
Buildings and improvements - minimum of 5 years to a maximum of 40 years, but generally 30 years
Leasehold improvements - shorter of the lease term or the estimated useful life, generally 5 to 15 years
Furniture and equipment - minimum of 3 to a maximum of 15 years
Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of the lease. Upon sale or retirement, the cost and the related accumulated depreciation and amortization are eliminated from the respective accounts and the resulting gain or loss included in current income.
Leases
The Company leases skilled nursing facilities, assisted living facilities, and commercial office space. The Company determines if an arrangement is a lease (for accounting purposes) at the inception of each lease.
Real estate leases are generally classified as operating leases and therefore the Company records rent expense on a straight-line basis over the term of the lease. The lease term used for straight-line rent expense is calculated from the date the Company is given control of the leased premises through the end of the lease term. Renewals are not assumed in the determination of the lease term unless they are deemed to be reasonably assured at the inception of the lease. The lease term used for this evaluation also provides the basis for establishing depreciable lives for buildings subject to lease and leasehold improvements. The Company has made an accounting policy election to keep leases with an initial term of 12 months or less off of the balance sheets and recognize those lease payments in the combined/consolidated statements of (loss) income and comprehensive (loss) income on a straight-line basis over the lease term. The Company has also elected the practical expedient to not separate lease and non-lease components for all of its leases as the non-lease components are not significant to the overall lease costs.
The Company’s real estate leases generally have initial lease terms of ten years or more and typically include one or more options to renew, with renewal terms that generally extend the lease term for an additional three to twenty years. Exercise of renewal options is generally subject to the satisfaction of certain conditions which vary by contract and generally follow payment terms that are consistent with those in place during the initial term.
Business Combinations
The Company accounts for acquisitions using the acquisition method of accounting in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations (ASC 805). Acquisitions are accounted for as purchases and are included in the combined/consolidated financial statements from their respective acquisition dates. Assets acquired and liabilities assumed, if any, are measured at fair value on the acquisition date. Goodwill generated from acquisitions is recognized for the excess of the purchase price over tangible and identifiable intangible assets. In determining the fair value of identifiable assets, the Company uses various valuation techniques. These valuation methods require management to make estimates and assumptions surrounding projected revenues and costs, future growth, and discount rates.
Goodwill and Other Indefinite-Lived Intangible Assets
Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company assesses goodwill for impairment at least annually on October 1st. The Company will perform an impairment assessment at other times if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value.
When assessing goodwill for impairment the Company may elect to first perform a qualitative assessment to determine if the quantitative impairment test is necessary. If the Company does not perform a qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company performs a quantitative test. The Company recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized would not exceed the total amount of goodwill allocated to the reporting unit.
The Company’s indefinite-lived intangible assets primarily consist of licenses. The Company reviews indefinite-lived intangible assets for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.
The Company may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the Company does not perform the qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount, the Company calculates the estimated fair value of the indefinite-lived intangible asset. If the estimated fair value of the indefinite-lived intangible asset is lower than its carrying amount, an impairment loss is recognized for the difference.
Fair Value Measurements
The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, insurance subsidiary deposits, accounts payable and borrowings.
Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. The three-tiers include: Level 1: observable inputs such as quoted market prices in active markets; Level 2: inputs other than quoted market prices included in Level 1 that are directly or indirectly observable for the asset or liability and Level 3: unobservable inputs for which little or no market data exists, thereby requiring management to develop their own estimates and assumptions.
Impairment of Long-Lived Assets
In accordance with ASC Topic 360, Property, Plant, and Equipment (ASC 360), long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of these assets is determined based upon expected undiscounted future net cash flows from the operating subsidiaries to which the assets relate, utilizing management’s best estimate, appropriate assumptions, and projections at the time. If the expected future cash flow from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized and measured using the fair value of the related assets. The Company did not identify any indicators of impairment of its long-lived assets during the six months ended June 30, 2024 and 2023.
Accrued Risk Reserves
The Company is principally self-insured for risks related to PLGL claims. Accrued risk reserves primarily represent the accrual for risks associated with PLGL claims. The accrued risk reserves include a liability for unpaid reported claims and estimates for incurred but unreported claims. The Company’s policy with respect to its PLGL claims is to use an actuary to assist management in estimating the Company’s exposure for claims obligation (for both asserted and unasserted claims).
Investments in Joint Ventures
Investments in joint ventures, in which the Company exercises significant influence over operating and financial policies, are accounted for using the equity method of accounting. Under this method, the investment is carried at cost and is adjusted to recognize the investor’s share of earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in the fair value below the cost basis is other than temporary. The fair value of the investment then becomes the new cost basis of the investment, and it is not adjusted for subsequent recoveries in fair value. The Company evaluates its investment in joint ventures, including cost in excess of book value (equity method goodwill) for impairment whenever indicators of impairment exist. No indicators of impairment existed during the six months ended June 30, 2024 and 2023.
Noncontrolling Interest
The Company is the majority-owner in a subsidiary which was formed to develop land, a building, and other assets to be leased to a facility operated by the Company upon completion. The noncontrolling interest in subsidiary is initially recognized at estimated fair value on the contribution date and is presented within total equity in the Company’s condensed combined/consolidated balance sheets since these interests are not redeemable.
Advertising
Advertising costs are expensed as incurred. Advertising expenses included in the Company’s condensed combined/consolidated statements of (loss) income and comprehensive (loss) income were $1,710 and $1,758 for the three months ended June 30, 2024 and 2023, respectively, and were $3,740 and $3,573 for the six months ended June 30, 2024 and 2023, respectively.
Income Taxes
The Company utilizes ASC Topic 740, Income Taxes (ASC 740), which requires an asset and liability approach for financial accounting and reporting for income taxes. Under this guidance, deferred tax assets and liabilities are determined based upon differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See Note 8, “Income Taxes”, for further discussion of the Company’s accounting for income taxes.
Under ASC 740, tax positions are evaluated for recognition using a more–likely–than–not threshold, and those tax positions requiring recognition are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Liabilities for income tax matters include amounts for income taxes, applicable penalties, and interest thereon and are the result of the potential alternative interpretations of tax laws and the judgmental nature of the timing of recognition of taxable income.
The Company recognizes deferred tax assets (DTAs) to the extent that it believes that the assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. The Company generally expects to fully utilize its DTAs; however, when necessary, the Company records a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
Concentration of Credit Risks
The Company’s credit risks primarily relate to cash and cash equivalents, restricted cash, and accounts receivable. Cash and cash equivalents are primarily held in bank accounts and overnight investments. Restricted cash is primarily invested in commercial paper and certificates of deposit with financial institutions and other interest-bearing accounts. Accounts receivable consist primarily of amounts due from patients (funded through Medicare, Medicaid, other contractual programs and through private payors) and from other health care companies for management, accounting and other services. The collectability of account receivable balances is dependent on the availability of funds from certain programs that rely on governmental funding, primarily Medicare and Medicaid. The Company’s receivables from Medicare and Medicaid programs accounted for 23% and 37% of total accounts receivable, respectively, at June 30, 2024 and 20% and 36% of total accounts receivable, respectively, at December 31, 2023. These receivables represent the only significant concentration of credit risk for the Company. The Company does not believe there are significant credit risks associated with these governmental programs. The Company performs continual credit evaluations of the Company’s clients and maintains appropriate allowances for credit losses on any accounts receivable proving uncollectible, and continually monitors and adjusts these allowances as necessary.
The Company’s operating subsidiaries, excluding the subsidiaries that exclusively operate assisted living and independent living facilities, have all of their skilled nursing beds designated for care of patients under federal Medicare and/or state Medicaid programs. 64% of the Company’s skilled nursing beds are located in California.
Stock-based Compensation
The Company measures and recognizes compensation expense for all stock-based payment awards made to employees and directors based on estimated fair values, ratably over the requisite service period of the award. Net (loss) income has been reduced as a result of the recognition of the fair value of all restricted stock unit awards issued, the amount of which is based upon the number of grants and other variables. The Company accounts for award forfeitures as they occur.
Comprehensive (Loss) Income
Comprehensive (loss) income consists of gains and losses affecting stockholders’ equity that, under U.S. GAAP, are excluded from net (loss) income. For the six months ended June 30, 2024 and 2023, comprehensive (loss) income includes unrealized gains and losses on the Company’s available-for-sale debt securities.
Segment Presentation
The Company’s chief operating decision maker (CODM), the Chief Operating Officer, reviews the consolidated results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has only one reportable segment. The Company does not distinguish between markets or regions for the purpose of allocating resources.
Recent Accounting Standards Issued But Not Yet Adopted by the Company
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The standard improves reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit (referred to as the “significant expense principle”). The standard will become effective for the Company for the fiscal year 2024 annual financial statements and interim financial statements thereafter and will be applied retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the combined/consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires the Company to disclose disaggregated jurisdictional and categorical information for the tax rate reconciliation, income taxes paid and other income tax related amounts. The standard will become effective for the Company for the fiscal year 2024 annual financial statements and may be applied prospectively or retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the combined/consolidated financial statements.